Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Invesco Premier Portfolio - Investor Class | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.21%	1.94%		1.31%
Performance Inception Date	Apr. 26, 1988
Invesco Premier U.S. Government Money Portfolio - Investor Class | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	1.80%		1.18%
Performance Inception Date	Apr. 26, 1991
Invesco Premier Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.21%	1.94%		1.31%
Performance Inception Date	Feb. 25, 2005
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	1.80%		1.18%
Performance Inception Date	Jun. 28, 2006
Invesco Premier Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	1.57%	1.33%
Performance Inception Date	Sep. 01, 2016
Invesco Premier Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		4.90%	1.72%	1.51%
Performance Inception Date	Sep. 01, 2016
Invesco Premier Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	1.38%	1.12%
Performance Inception Date	Sep. 01, 2016
Invesco Premier Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	1.81%	1.62%
Performance Inception Date	Sep. 01, 2016